Osterweis Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Aerospace & Defense - 6.0%
Airbus SE - ADR	153,880	$5,268,851
L3Harris Technologies, Inc.	17,309	3,887,256
		9,156,107

Broadline Retail - 5.7%
Amazon.com, Inc.(a)	45,085	8,712,676

Chemicals - 3.0%
Air Products & Chemicals, Inc.	11,250	2,903,063
Linde PLC	3,729	1,636,322
		4,539,385

Commercial Services & Supplies - 3.2%
Waste Connections, Inc.	27,340	4,794,343

Consumer Staples Distribution & Retail - 3.1%
Target Corp.	32,175	4,763,187

Electrical Equipment - 1.9%
AMETEK, Inc.	17,015	2,836,571

Electronic Equipment, Instruments & Components - 2.2%
Keysight Technologies, Inc.(a)	24,620	3,366,785

Financial Services - 3.2%
Visa, Inc. - Class A - Class A	18,730	4,916,063

Ground Transportation - 3.1%
Old Dominion Freight Line, Inc.	13,230	2,336,418
Union Pacific Corp.	10,318	2,334,551
		4,670,969

Health Care Equipment & Supplies - 6.0%
Becton Dickinson & Co.	19,524	4,562,954
Boston Scientific Corp.(a)	59,230	4,561,302
		9,124,256

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	6,135	3,124,310

Insurance - 5.0%
Brown & Brown, Inc.	41,985	3,753,879
The Progressive Corp.	18,503	3,843,258
		7,597,137

Interactive Media & Services - 7.3%
Alphabet, Inc. - Class C - Class C	60,645	11,123,506

IT Services - 2.5%
Accenture PLC - Class A - Class A	12,381	3,756,519

Life Sciences Tools & Services - 6.1%
Agilent Technologies, Inc.	20,055	2,599,730
Danaher Corp.	11,871	2,965,969
Thermo Fisher Scientific, Inc.	6,584	3,640,952
		9,206,651

Semiconductors & Semiconductor Equipment - 11.8%
Advanced Micro Devices, Inc.(a)	28,821	4,675,055
Analog Devices, Inc.	17,850	4,074,441
Applied Materials, Inc.	12,775	3,014,772
Broadcom, Inc.	2,172	3,487,211
Micron Technology, Inc.	20,595	2,708,860
		17,960,339

Software - 14.0%
Adobe, Inc.(a)	9,285	5,158,189
Microsoft Corp.	30,745	13,741,478
Synopsys, Inc.(a)	3,810	2,267,178
		21,166,845

Specialty Retail - 5.1%
AutoZone, Inc.(a)	1,097	3,251,618
Ross Stores, Inc.	30,510	4,433,713
		7,685,331
TOTAL COMMON STOCKS (Cost $81,422,399)		138,500,980

REAL ESTATE INVESTMENT TRUSTS - 4.6%	Shares	Value
EastGroup Properties, Inc.	23,835	4,054,334
Lamar Advertising Co. - Class A - Class A	25,480	3,045,624
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,122,257)		7,099,958

SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%	Shares
Federated Hermes US Treasury Cash Reserves - Class Institutional, 5.17%(b)	6,908,891	6,908,891
TOTAL SHORT-TERM INVESTMENTS (Cost $6,908,891)		6,908,891

TOTAL INVESTMENTS - 100.5% (Cost $94,453,547)		$152,509,829
Liabilities in Excess of Other Assets - (0.5)%		(815,509)
TOTAL NET ASSETS - 100.0%		$151,694,320

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Osterweis Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	138,500,980	–	–	138,500,980
Real Estate Investment Trusts	7,099,958	–	–	7,099,958
Money Market Funds	6,908,891	–	–	6,908,891
Total Investments	152,509,829	–	–	152,509,829

Refer to the Schedule of Investments for additional information.